Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 144,944	$ 149,529
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	71,322	61,676
Bad debt expense, net	3,143	2,225
Unrealized (gains) losses on interest rate swaps and caps, net	(3,184)	5,758
Amortization of debt issuance costs	9,002	5,878
Amortization of intangible assets	3,880	4,775
Amortization of acquired net below-market leases	(33)	(353)
Amortization of deferred revenue	(5,293)	(6,425)
Amortization of unearned income on direct financing and sales-type leases	(8,390)	(6,798)
Gains on sale of containers, net	(27,009)	(23,724)
Gain on sale of containers to noncontrolling interest		(19,773)
Share-based compensation expense	6,010	4,663
Changes in operating assets and liabilities	(7,283)	(18,433)
Total adjustments	42,165	9,469
Net cash provided by operating activities	187,109	158,998
Cash flows from investing activities:
Purchase of containers and fixed assets	(758,868)	(761,191)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired		(11,783)
Proceeds from sale of containers and fixed assets	67,841	57,308
Receipt of principal payments on direct financing and sales-type leases	29,100	22,858
Net cash used in investing activities	(661,927)	(692,808)
Cash flows from financing activities:
Proceeds from revolving credit facilities	209,530	166,000
Principal payments on revolving credit facilities	(125,575)	(134,000)
Proceeds from secured debt facilities	839,000	591,000
Principal payments on secured debt facilities	(834,697)	(353,802)
Proceeds from bonds payable	400,000	400,000
Principal payments on bonds payable	(85,292)	(48,625)
Increase in restricted cash	(4,774)	(27,031)
Debt issuance costs	(23,113)	(8,312)
Issuance of common shares in public offering	185,220
Issuance of common shares upon exercise of share options	4,605	5,840
Excess tax benefit from share-based compensation awards	2,965	3,491
Capital contributions from noncontrolling interest	4,589	749
Dividends paid	(58,943)	(45,421)
Net cash provided by financing activities	513,515	549,889
Effect of exchange rate changes	73	189
Net increase in cash and cash equivalents	38,770	16,268
Cash and cash equivalents, beginning of the year	74,816	57,081
Cash and cash equivalents, end of period	113,586	73,349
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	51,138	31,439
Net income taxes paid	471	133
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases	36,326	(79,232)
Containers placed in direct financing and sales-type leases	67,857	34,625
Intangible assets relinquished for container purchases	7,959	7,646
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases		8,896
Containers, net		$ 124,153